Non-controlling interests - Additional Information (Detail) $ in Millions	1 Months Ended		12 Months Ended
	Jul. 31, 2016 USD ($)	Apr. 30, 2015 Transactions	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Noncontrolling Interest [Line Items]
Cash dividend to noncontrolling interest			$ 2.8
Dividend payable				$ 2.8
2degrees
Noncontrolling Interest [Line Items]
Equity interests purchased	$ 4.5
Cash paid in excess of fair value of equity interest	$ 1.0
Sale of stock, percentage of ownership before transaction	62.50%
Sale of stock, percentage of ownership after transaction	62.90%
Decrease in Noncontrolling ownership interest		1.50%
Number of transactions that resulted in a decrase in the company's ownership interesg in 2degrees | Transactions		2